Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Notes Payable [Abstract]
Notes Payable

Note 6. Notes Payable

Insurance Financing

In October 2024, the Company entered into a financing arrangement with a lender to finance a portion of the annual premium of an insurance policy in the amount of $0.7 million. The Company paid approximately $0.2 million for the three months ended March 31, 2025, and will pay the remaining balance over five monthly installments of principal and interest totaling approximately $0.4 million with the last payment to be paid in August 2025.

Note 7. Notes Payable

Notes payable consisted of the following:

($ in thousands)	December 31, 2024	December 31, 2023
LMFA notes payable	$—	$296
LMFAO note payable	—	1,128
Maxim note payable	—	2,771
Insurance financing	574	565
Unamortized deferred financing costs	—	(52)
Total	574	4,708
Less current portion	(574)	(565)
	$—	$4,143

On March 15, 2023, the Company amended its LMFA notes payable, LMFAO note payable, and Maxim note payable, extending their maturity dates to June 15, 2024. Additionally, the noteholders agreed to waive their right to receive mandatory prepayments for proceeds received from the first closing of the convertible note financings discussed in Note 8, but designated a mandatory prepayment amount to be paid upon the second closing of the convertible note financings. On May 12, 2023, another amendment was executed whereby the mandatory prepayment amount related to the second closing of the convertible note financings was waived. In consideration for such extensions, the Company agreed to pay the noteholders an aggregate amount of $0.1 million in cash upon receipt of proceeds from the issuance of the note at the second closing under the Securities Purchase Agreement (“SPA”) (see Note 10). The $0.1 million consideration for the modification was capitalized as a deferred financing cost. The Company amortized $52 thousand and $48 thousand of the deferred financing cost during the years ended December 31, 2024 and 2023, respectively.

On August 7 and December 11, 2023, the Company entered into certain amendments and waivers for the LMFA notes payable, LMFAO note payable, and Maxim note payable. The lenders waved their rights to receive any mandatory prepayments for proceeds received by the Company from the convertible note financings and agreed to extend the maturity dates to 91 days after the last maturity date applicable to any of the notes issued pursuant to the amended SPA. In relation to the amendment to the Maxim note payable on December 11, 2023, the Company agreed to make a loan payment of $0.1 million and $0.1 million for placement and other past due fees. As of December 31, 2024, the Company had fully extinguished all notes payable to LMFA, LMFAO and Maxim for $5.4 million of cash.

Senior Secured LMFA Notes Payable

On September 9, 2022, the Predecessor entered into a Credit Agreement (“LMFA Note”) with LM Funding America, Inc. (“LMFA”) whereby LMFA agreed to make advances to the Predecessor of up to $0.7 million for general corporate purposes at an interest rate of 15% per annum. All advances made to the Predecessor under the LMFA Note and accrued interest were due and payable to LMFA on the maturity date. The maturity date of the loan was originally the earlier of (a) October 25, 2022, (b) the consummation of the Business Combination, and (c) the termination of the Merger agreement.

On October 28, 2022, SeaStar Medical Holding Corporation and LMFA entered into the First Amendment to Credit Agreement, dated September 9, 2022, between LMFA and the Predecessor whereby (i) the maturity date of the loan under the LMFA Note was extended to October 30, 2023; (ii) the Company was required to use 5.0% of the gross cash proceeds received from any future debt and equity financing to pay outstanding balance of LMFA Note, provided that such repayment is not required for the first $0.5 million of cash proceeds; (iii) the interest rate of the LMFA Note is reduced from 15% to 7% per annum; and (iv) the default interest rate is reduced from 18% to 15%. The LMFA Note contained customary representations and warranties, affirmative and negative covenants, and events of default.

In addition, on October 28, 2022, the parties entered into a security agreement, pursuant to which SeaStar Medical Holding Corporation granted LMFA a security interest in substantially all of the assets and property of the Company, subject to certain exceptions, as collateral under the amended LMFA Note. In addition, the Company entered into a guaranty, dated October 28, 2022, whereby SeaStar Medical Holding Corporation unconditionally guarantees and promises to pay to LMFA the outstanding principal amount under the LMFA Note.

On November 2, 2022, the Company entered into an additional promissory note in the amount of approximately $0.3 million with LMFA. The promissory note was noninterest bearing and was originally due on demand at any time on or after March 31, 2023.

The Company paid the LMFA notes in full during the year ended December 31, 2024.

Senior Secured LMFAO Note Payable

On October 28, 2022, the Company entered into a consolidated amended and restated promissory note with LMFAO Sponsor, LLC, LMAO’s sponsor and the sole holder of founding shares (the “Sponsor”) as the lender, for an aggregate principal amount of $2.8 million (the “LMFAO Note”) to amend and restate in its entirety (i) the promissory note, dated July 29, 2022, for $1.0 million in aggregate principal amount issued by LMAO to the Sponsor and (ii) the Amended and Restated Promissory Note, dated July 28, 2022, for $1.8 million in aggregate principal amount, issued by LMAO to the Sponsor (collectively, the “Original Notes”). The LMFAO Note amended the Original Notes to (i) extend maturity dates of the Original Notes to October 30, 2023; (ii) permit outstanding amount due under the LMFAO Note to be prepaid without premium or penalty; and (iii) require the Company to use 20.0% of the gross cash proceeds received from any future debt and equity financing to pay outstanding balance of LMFAO Note, provided that such repayment is not required for the first $500 of cash proceeds. The LMFAO Note carried an interest rate of 7% per annum and contained customary representations and warranties and affirmative and negative covenants.

The LMFAO Note was subject to events of default, which could have resulted in the LMFAO Note becoming immediately due and payable, with interest of 15.0% per annum. In addition, on October 28, 2022, the parties entered into a security agreement whereby the Company granted the Sponsor a security interest in substantially all of the assets and property of the Company, subject to certain exceptions, as collateral to secure the Company’s obligations under the LMFAO Note.

The Company paid this note in full during the year ended December 31, 2024.

Unsecured Maxim Note Payable

Pursuant to an engagement letter between the Company and Maxim dated October 28, 2022, the Company was required to pay Maxim, as its financial advisor, an amount equal to $4.2 million in cash as professional fees ($2.0 million assumed from LMAO and $2.2 million related to professional fees of the Company). Upon the Closing, the parties agreed that such amount would be paid in the form of a promissory note. Accordingly, on October 28, 2022, the Company entered into a promissory note with Maxim as the lender, for an aggregate principal amount of $4.2 million (the “Maxim Note”). The Maxim Note had a maturity date of October 30, 2023 and outstanding amounts may be prepaid without premium or penalty. If the Company received any cash proceeds from a debt or equity financing transaction prior to the maturity date, then the Company was required to prepay the indebtedness equal to 25.0% of the gross amount of the cash proceeds, provided that such repayment obligation shall not apply to the first $0.5 million of the cash proceeds received by the Company. Interest on the Maxim Note was due at 7.0% per annum.

The Maxim Note contained customary representations and warranties, and affirmative and negative covenants. The Maxim Note was subject to events of default, which could have resulted in the Maxim Note becoming immediately due and payable, with interest of 15.0% per annum.

As a result of the Reverse Stock-Split, the Maxim Note balance became due within 90 days of the June 2024 Reverse Stock-Split event. The Maxim Note was paid in full during the year ended December 31, 2024.

Insurance Financing

In October 2024, the Company entered into a financing arrangement with a lender to finance a portion of the annual premium of an insurance policy in the amount of $0.7 million. Interest on the financing agreement was 8.440% per annum. The October 2024 financing agreement is to be paid in 10 monthly installments, with an outstanding balance of approximately $0.6 million at December 31, 2024.

In October 2023, the Company entered into a financing arrangement with a lender to finance a portion of the annual premium of an insurance policy in the amount of $0.7 million. Interest on the financing agreement was 9.55% per annum. The October 2023 financing agreement had an outstanding balance of approximately $0.6 million as of December 31, 2023, and was paid in full during the year ended December 31, 2024.

Related Party Notes

The Company from time to time has entered into short-term financings with LMFA to provide short-term liquidity needs. A total of three notes were entered into during the year ended December 31, 2023, ranging from $25 thousand to $0.1 million, with a total borrowing of $225 thousand during the fiscal year. All notes had annualized interest of 7.00% and were paid off within 30 days of each borrowing. There were no related party notes outstanding at December 31, 2024 and 2023.

Investor D Note

On June 28, 2024, the Company and Investor D agreed to exchange all of the remaining outstanding warrants held by Investor D, which were issued in connection with Investor D’s convertible debt issued between March 2023 and January 2024, into a short-term note of approximately $0.5 million. The interest rate on the loan was 7.0% per annum and the note was paid in full during the year ending December 31, 2024.